DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information as per geographical area (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographic information
Sales revenues	$ 4,137,596	$ 4,483,972	$ 4,944,819
Accounting balance	2,878,004	4,634,160	3,181,724
Services rendered in Argentina
Geographic information
CAPEX	496,921	971,493	778,983
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	9,692,705	10,184,729
Accounting balance	2,830,817	4,513,120
Other abroad segments
Geographic information
Sales revenues	266,915	81,877	36,650
CAPEX	72,430	80,735	86,340
Property Plant and Equipment, Intangible assets, Goodwill and Rights of use assets	398,189	568,219
Accounting balance	47,187	121,040
Argentina
Geographic information
Sales revenues	3,829,481	4,173,750	4,613,802
Foreign Countries
Geographic information
Sales revenues	$ 308,115	$ 310,222	$ 331,017